KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key Management Personnel Compensation
Salaries and short term benefits	$ 696,751	$ 775,064	$ 204,506
Directors' fees	103,805	70,378	60,600
Share-based payments	431,037	621,339	596,232
Total	$ 1,231,593	$ 1,396,403	$ 800,738